UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment |_|; Amendment Number:
                This Amendment (Check only one.): |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pirate Capital LLC
Address: 200 Connecticut Avenue
         Norwalk, CT 06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:

/s/ Thomas R. Hudson, Jr.       Norwalk, Connecticut         8/13/2007
      [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:         478,956
                                                (thousands)

List of Other Included Managers:                None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                  June 30, 2007

Column 1                 Column 2   Column 3  Column 4     Column 5                   Column 6    Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                         TITLE OF                         SHARES OR          PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
      NAME OF ISSUER      CLASS      CUSIP   VALUE (000)   PRN AMT   SH/PRN  CALL    DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
 1 ALLIED DEFENSE GROUP   common   019118108       9,012   1,170,361   SH          Shared-Defined   NONE   1,170,361
 2 ANGELICA CORP          common   034663104      19,423     935,147   SH          Shared-Defined   NONE     935,147
 3 AQUILA INC             common   03840P102      40,158   9,700,000   SH          Shared-Defined   NONE   9,700,000
 4 BRINK'S CO             common   109696104     259,337   4,186,230   SH          Shared-Defined   NONE   4,186,230
 5 GENCORP INC            common   368682100          65       5,000   SH          Shared-Defined   NONE       5,000
 6 HILTON HOTELS
   CORPORATION            common   432848109       7,407     219,000   SH          Shared-Defined   NONE     219,000
 7 LIMITED BRANDS INC     common   532716107       1,815      65,000   SH          Shared-Defined   NONE      65,000
 8 NEW ENGLAND REALTY
   ASSOCIATES LP          common   644206104       3,045      36,641   SH          Shared-Defined   NONE      36,641
 9 PEP BOYS MANNY
   MOE & JACK             common   713278109     133,654   6,571,017   SH          Shared-Defined   NONE   6,571,017
10 PEP BOYS MANNY
   MOE & JACK             common   713278109       5,040     250,000   SH   CALL   Shared-Defined   NONE         N/A

                                               478,956.0